Prepayments and other receivables (Details) - GBP (£) £ in Thousands	Jan. 31, 2018	Jan. 31, 2017
Prepayments and other receivables [Abstract]
Other receivables	£ 3,600	£ 342
Prepayments	6,498	685
Accrued income	1,036	0
Trade and other receivables	£ 11,134	£ 1,027